Average Annual Total Returns - US Equity Dividend Select ETF	US Equity Dividend Select ETF 1 Year	US Equity Dividend Select ETF Since Inception	US Equity Dividend Select ETF Inception Date	US Equity Dividend Select ETF After tax on distributions 1 Year	US Equity Dividend Select ETF After tax on distributions Since Inception	US Equity Dividend Select ETF After tax on distributions and sale of fund shares 1 Year	US Equity Dividend Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze US Large Cap Select Dividend Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze US Large Cap Select Dividend Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.61%	9.86%	Jun. 20, 2017	5.40%	8.50%	3.81%	7.02%	7.16%	10.46%	21.42%	16.11%	18.40%	15.23%